Stock Options - Disclosure of weighted average assumptions used for valuation of stock option grants (Details)	12 Months Ended
	Mar. 31, 2022 Year $ / shares	Mar. 31, 2021 Year $ / shares	Mar. 31, 2020 Year $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement Abstract
Share price on grant date | (per share)	$ 16.61	$ 17.21	$ 2.59
Exercise price | (per share)	$ 16.61	$ 17.21	$ 2.59
Risk-free interest rate	1.23%	0.47%	1.35%
Expected life of options	4.9	5	5
Annualized volatility	94.00%	73.00%	73.00%